Income Taxes - Schedule of Deferred Income Taxes (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Unrealized foreign exchange losses on long‑term debt and tax loss and credit carryforwards	CAD 44	CAD 56
Gross deferred income tax assets
Tax loss and credit carryforwards	571	675
Regulatory liabilities	596	292
Employee future benefits	143	155
Fair value of long-term debt adjustment	43	88
Unrealized foreign exchange losses on long-term debt	28	56
Other	8	57
Deferred tax assets, gross	1,389	1,323
Deferred income tax assets valuation allowance	(44)	(56)
Net deferred income tax assets	1,345	1,267
Gross deferred income tax liabilities
Property, plant and equipment	(3,353)	(4,213)
Regulatory assets	(203)	(242)
Intangible assets	(87)	(75)
Deferred tax liabilities, gross	(3,643)	(4,530)
Net deferred income tax liability	(2,298)	(3,263)
Unrealized Foreign Exchange Losses on Long-Term Debt
Gross deferred income tax assets
Deferred income tax assets valuation allowance	CAD (44)	CAD (56)